Shareholder Report, Line Graph (Details) 198099_Roundhill Magnificent Seven ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 10, 2023	Dec. 31, 2025
Roundhill Magnificent Seven ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Roundhill Magnificent Seven ETF NAV
Accumulated Value	$ 22,254	$ 13,521	$ 10,000	$ 27,364
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 13,353	$ 11,438	$ 10,000	$ 16,360